INCOME TAX (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating loss carryforward		$ 1,055,378	$ 16,234
Deferred tax assets		0	0
Income tax rate description	The largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement
Hong Kong [Member]
Operating loss carryforward		$ 21,108	$ 16,234
Income tax rate description		The Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5%
United States of America incurred [Member]
Operating loss carryforward	$ 145,733	$ 4,924,704
Operating loss carryforwards, Expire		2040
Deferred tax assets		$ 1,034,188
Deferred tax assets, valuation allowanes	$ 24,046	$ 21,108